UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	05/31/2016

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.0%
BANK LOANS(a) — 1.7%
Building Materials & Construction — 0.1%
Beazer Homes USA, Inc.	0.635%	03/12/18	3,750	$3,712,500

Capital Goods — 0.1%
Neff Rental LLC(b)	7.250%	06/09/21	4,541	4,280,305

Chemicals — 0.4%
MacDermid, Inc.	5.500%	06/07/20	7,985	7,962,917
Solenis International LP(b)	7.750%	07/31/22	7,500	6,843,750

				14,806,667

Energy - Other
American Energy - Marcellus LLC	8.500%	08/04/21	3,825	605,624

Entertainment
Scientific Games International, Inc.	6.000%	10/16/20	1,995	1,973,702

Gaming — 0.2%
CCM Merger, Inc.	4.500%	08/06/21	4,880	4,892,425
Golden Nugget, Inc.	5.500%	11/21/19	2,649	2,652,607

				7,545,032

Lodging
Four Seasons Holdings, Inc.	6.250%	12/28/20	1,750	1,747,083

Retailers — 0.1%
Rite Aid Corp.	4.875%	06/21/21	3,150	3,153,937

Software — 0.3%
Solera Holdings, Inc.	5.750%	03/03/23	11,150	11,215,707

Technology — 0.5%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%	04/28/22	16,000	8,120,000
Kronos, Inc.	9.750%	04/30/20	10,534	10,701,213

				18,821,213

TOTAL BANK LOANS (cost $78,719,184)				67,861,770

CORPORATE BONDS — 92.9%
Advertising — 0.5%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	20,450	19,734,250

Aerospace & Defense — 0.9%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	3,050	3,183,438
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	7,000	7,000,000
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	6,325	6,435,687
TransDigm, Inc., Gtd. Notes(c)	6.500%	07/15/24	4,830	4,926,600
TransDigm, Inc., Gtd. Notes(c)	7.500%	07/15/21	5,200	5,507,154
TransDigm, Inc., Gtd. Notes, 144A	6.375%	06/15/26	10,450	10,463,062

				37,515,941

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes(c)	7.750%	02/15/21	2,550	2,658,375

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes(c)	5.000%	05/01/25	4,225	4,230,281

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	5.250%		04/15/23	5,875	5,845,625
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	5.625%		02/01/23	650	683,313

					6,528,938

Auto Parts & Equipment — 2.0%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.250%		03/15/21	3,925	4,082,000
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	700	778,750
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	5,425	5,411,438
Dana Holding Corp., Sr. Unsec’d. Notes(c)	5.375%		09/15/21	675	694,406
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	3,935	4,072,725
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	796,313
Lear Corp., Gtd. Notes	5.250%		01/15/25	13,375	14,244,375
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	8,900	7,765,250
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,180	7,668,750
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,200	7,375,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(c)	6.750%		11/15/22	1,756	1,936,062
TI Group Automotive Systems LLC, Sr. Unsec’d. Notes, 144A(c)	8.750%		07/15/23	7,425	7,332,187
Titan International, Inc., Sr. Sec’d. Notes(c)	6.875%		10/01/20	4,350	3,664,875
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.500%		04/29/22	6,775	6,812,262
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.750%		04/29/25	8,825	8,825,000

					81,459,893

Banks — 2.7%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100	%(a)	12/31/49	12,150	12,442,353
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49	1,300	1,313,000
Bank of America Corp., Series U, Jr. Sub. Notes(c)	5.200	%(a)	12/31/49	2,975	2,785,344
Bank of America Corp., Series X, Jr. Sub. Notes(c)	6.250	%(a)	12/31/49	3,100	3,173,625
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.000%		08/15/22	7,200	7,371,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	725	748,563
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	1,000	1,047,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(c)	5.500%		02/15/19	1,725	1,802,625
Citigroup, Inc., Series N, Jr. Sub. Notes(c)	5.800	%(a)	12/31/49	9,440	9,147,360
Citigroup, Inc., Series O, Jr. Sub. Notes	5.875	%(a)	12/31/49	4,050	3,938,625
Citigroup, Inc., Series P, Jr. Sub. Notes(c)	5.950	%(a)	12/31/49	19,750	19,503,125
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes(c)	5.375	%(a)	12/31/49	3,875	3,778,512
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes(c)	7.900	%(a)	04/29/49	1,631	1,667,697
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes(c)	5.150	%(a)	12/31/49	3,225	3,172,594
JPMorgan Chase & Co., Series R, Jr. Sub. Notes(c)	6.000	%(a)	12/31/49	1,075	1,109,604
JPMorgan Chase & Co., Series U, Jr. Sub. Notes(c)	6.125	%(a)	12/31/49	1,530	1,593,036
JPMorgan Chase & Co., Series X, Jr. Sub. Notes(c)	6.100	%(a)	12/31/49	8,972	9,342,095
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	5,025	4,866,411
Morgan Stanley, Series J, Jr. Sub. Notes(c)	5.550	%(a)	12/31/49	6,550	6,550,000
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49	14,475	15,002,614

					110,355,683

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes(c)	4.750%		12/01/25	2,200	2,301,750
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,275	5,512,375

					7,814,125

Building Materials — 1.8%
Builders FirstSource, Inc., Gtd. Notes, 144A(c)(d)	10.750%	08/15/23	9,750	10,603,125
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	8,400	9,156,840
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	450	425,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	4,850	5,098,562
Griffon Corp., Gtd. Notes	5.250%	03/01/22	11,500	11,356,250
Griffon Corp., Gtd. Notes, 144A	5.250%	03/01/22	7,200	7,110,000
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875%	02/15/23	4,050	4,110,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,245,000; purchased 10/27/14)(d)(e)	5.375%	11/15/24	6,245	6,385,512
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	6,725	6,758,625
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	04/15/22	5,025	5,351,625
US Concrete, Inc., Gtd. Notes, 144A	6.375%	06/01/24	7,525	7,525,000
USG Corp., Gtd. Notes, 144A(c)	5.500%	03/01/25	725	770,313

				74,651,852

Chemicals — 4.3%
A Schulman, Inc., Gtd. Notes, 144A(c)	6.875%	06/01/23	8,150	8,129,625
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A	7.375%	05/01/21	7,600	8,050,680
Axiall Corp., Gtd. Notes	4.875%	05/15/23	6,135	6,135,000
Blue Cube Spinco, Inc., Gtd. Notes, 144A(c)	9.750%	10/15/23	8,255	9,534,525
Blue Cube Spinco, Inc., Gtd. Notes, 144A(c)	10.000%	10/15/25	2,965	3,461,638
Chemours Co. (The), Sr. Unsec’d. Notes(c)	6.625%	05/15/23	9,670	8,678,825
Chemours Co. (The), Sr. Unsec’d. Notes(c)	7.000%	05/15/25	9,960	8,733,675
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	16,060	16,260,750
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	6,266	6,281,665
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	11/01/22	7,725	7,570,500
GCP Allied Technologies, Inc., Gtd. Notes, 144A(c)	9.500%	02/01/23	4,300	4,773,000
Hexion, Inc., Sec’d. Notes(d)	9.000%	11/15/20	21,905	13,581,100
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	17,675	15,023,750
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	7,750	6,587,500
Hexion, Inc., Sr. Sec’d. Notes(c)	10.000%	04/15/20	4,575	4,277,625
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	6.500%	02/01/22	5,500	4,884,687
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	10.375%	05/01/21	4,000	4,080,000
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $3,525,000; purchased 04/26/16)(d)(e)	6.750%	11/15/22	3,525	3,674,813
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	11,775	11,936,906
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,722,938; purchased 12/11/12-10/07/15)(d)(e)	8.750%	12/15/20	17,800	13,706,000
Tronox Finance LLC, Gtd. Notes(c)	6.375%	08/15/20	5,587	4,301,990
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $8,380,695; purchased 10/10/13-04/01/16)(d)(e)	7.500%	02/15/19	10,034	8,027,200

				177,691,454

Commercial Services — 3.4%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	3,940,500
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A(c)	9.625%	10/15/18	14,100	14,364,375
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(c)	6.500%	07/15/22	12,800	13,408,000

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	5.125%		06/01/22	6,900	6,348,000
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $2,295,000; purchased 11/22/13)(c)(d)(e)	8.500%		12/01/21	2,295	2,180,250
Hertz Corp. (The), Gtd. Notes(c)	5.875%		10/15/20	1,275	1,292,531
Hertz Corp. (The), Gtd. Notes(c)	6.750%		04/15/19	2,165	2,193,682
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,965,594; purchased 01/24/14-05/06/15)(c)(d)(e)	6.875%		02/15/21	11,335	7,764,475
Laureate Education, Inc., Gtd. Notes, 144A(c)(d)	10.000	%(a)	09/01/19	24,435	22,480,200
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%		06/15/22	2,500	2,587,500
Modular Space Corp., Sec’d. Notes, 144A (original cost $1,700,000; purchased 02/19/14)(d)(e)	10.250%		01/31/19	1,700	862,750
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/13-11/10/14)(d)(e)	7.875%		05/01/18	7,359	7,138,230
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%		04/01/24	3,350	2,981,500
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%		11/15/23	2,650	2,464,315
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	2,000	2,020,000
Service Corp. International, Sr. Unsec’d. Notes(c)	5.375%		01/15/22	975	1,017,656
Service Corp. International, Sr. Unsec’d. Notes	5.375%		05/15/24	8,775	9,082,125
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19	5,770	2,827,300
United Rentals North America, Inc., Gtd. Notes(c)	5.500%		07/15/25	6,150	6,034,687
United Rentals North America, Inc., Gtd. Notes(c)	5.750%		11/15/24	4,775	4,786,938
United Rentals North America, Inc., Gtd. Notes(c)	5.875%		09/15/26	3,950	3,890,750
United Rentals North America, Inc., Gtd. Notes(c)	6.125%		06/15/23	2,700	2,787,750
United Rentals North America, Inc., Gtd. Notes(c)	7.375%		05/15/20	375	390,000
United Rentals North America, Inc., Gtd. Notes(c)	7.625%		04/15/22	15,930	16,945,537

					139,789,051

Computers — 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%		06/15/23	7,900	8,033,060
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%		06/15/26	3,000	3,032,652
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%		07/15/46	4,475	4,555,465
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%		04/01/23	3,495	3,634,800
Western Digital Corp., Sr. Unsec’d. Notes, 144A	10.500%		04/01/24	49,975	51,724,125

					70,980,102

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $2,404,820; purchased 07/10/13-07/30/14)(d)(e)	4.625%		05/15/21	2,513	2,381,068

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	12,000	10,395,000
Beacon Roofing Supply, Inc., Gtd. Notes(c)	6.375%		10/01/23	6,175	6,545,500
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	2,325	1,900,688
Global Partners LP/GLP Finance Corp., Gtd. Notes(c)	7.000%		06/15/23	5,770	4,716,975
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%		09/01/22	13,055	13,446,650
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	3,975	4,183,687

					41,188,500

Diversified Financial Services — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	1,625	1,647,344
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.250%		07/01/20	975	999,375
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.500%		05/15/21	3,882	3,993,607
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.625%		07/01/22	3,035	3,110,875
Ally Financial, Inc., Sr. Unsec’d. Notes(c)	3.750%		11/18/19	4,050	4,050,000
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	5,625	5,850,000
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,590	4,658,850
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	350	378,000
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.250%		12/15/20	1,150	1,352,688
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.625%		01/15/22	1,525	1,849,063
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875%		09/01/17	3,600	3,852,000
International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	4.490	%(a)	12/21/65	4,275	3,462,750
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,475	8,551,187
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,337,000
Navient Corp., Sr. Unsec’d. Notes(c)	5.000%		10/26/20	1,500	1,402,500
Navient Corp., Sr. Unsec’d. Notes, MTN	7.250%		01/25/22	1,248	1,201,200
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.000%		03/25/20	7,300	7,500,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	3,425	3,459,250
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,825	9,554,812
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,150	1,132,750
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A (original cost $11,175,000; purchased 07/22/14)(d)(e)	9.500%		08/15/21	11,175	5,364,000

					75,708,001

Electric — 6.0%
AES Corp. (The), Sr. Unsec’d. Notes(c)	4.875%		05/15/23	2,375	2,345,313
AES Corp. (The), Sr. Unsec’d. Notes(c)	5.500%		03/15/24	2,375	2,398,009
AES Corp. (The), Sr. Unsec’d. Notes(c)	7.375%		07/01/21	14,198	16,185,720
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	1,475	1,546,906
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	5,564	5,918,705
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%		01/15/23	11,125	10,871,216
Calpine Corp., Sr. Unsec’d. Notes(c)	5.500%		02/01/24	21,900	21,181,417
Calpine Corp., Sr. Unsec’d. Notes(c)	5.750%		01/15/25	5,900	5,708,250
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	339	344,085
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,275	4,381,875
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	16,230	16,921,398
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	7,925	6,993,812
Dynegy, Inc., Gtd. Notes(c)	6.750%		11/01/19	6,925	6,942,313
Dynegy, Inc., Gtd. Notes(c)	7.375%		11/01/22	34,025	32,834,125
Dynegy, Inc., Gtd. Notes(c)	7.625%		11/01/24	21,285	20,433,600
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%		06/15/17	18,062	15,217,235
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.500%		10/15/18	3,375	2,657,813
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)(d)	9.875%		10/15/20	16,950	12,161,625
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,212,047; purchased 06/07/13-04/09/15)(d)(e)	7.000%		06/30/23	4,300	3,042,250
Mirant Corp., Bonds, 144A(b)(d)	7.400	%(a)(f)	07/15/49	2,675	2,675
Mirant Mid-Atlantic LLC, Series B, Pass-Through Certificates	9.125%		06/30/17	1,726	1,657,149
Mirant Mid-Atlantic LLC, Series C, Pass-Through Certificates(d)	10.060%		12/30/28	5,383	5,059,998
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	5,645	5,544,451

NRG Energy, Inc., Gtd. Notes	6.250%		05/01/24	6,663	6,477,689
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	4,936	4,898,980
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	1,070	1,152,925
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	3,053	3,167,488
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	2,210	2,292,875
NRG Energy, Inc., Gtd. Notes, 144A	7.250%		05/15/26	12,775	12,743,062
NRG REMA LLC, Series B, Pass-Through Certificates(b)(d)	9.237%		07/02/17	536	525,141
NRG REMA LLC, Series C, Pass-Through Certificates(d)	9.681%		07/02/26	11,755	11,284,800
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(d)(e)	9.200%		11/30/29	200	207,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A(c)	4.625	%(a)	07/15/19	5,125	4,715,000

					247,814,900

Electrical Components & Equipment — 0.4%
Anixter, Inc., Gtd. Notes	5.500%		03/01/23	1,975	2,014,500
Belden, Inc., Gtd. Notes, 144A(c)	5.500%		09/01/22	3,800	3,838,000
General Cable Corp., Gtd. Notes	5.750	%(a)	10/01/22	5,487	5,130,345
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	5,925	5,880,562

					16,863,407

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.875%		10/15/24	10,025	10,375,875

Entertainment — 4.2%
AMC Entertainment, Inc., Gtd. Notes	5.750%		06/15/25	11,900	11,810,750
AMC Entertainment, Inc., Gtd. Notes	5.875%		02/15/22	100	101,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%		06/15/23	6,050	6,382,750
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/12-05/21/14)(d)(e)	9.125%		05/01/19	13,700	14,367,875
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	1,053	1,095,120
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	1,575	1,638,000
Cinemark USA, Inc., Gtd. Notes(c)	4.875%		06/01/23	13,389	13,255,110
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	7,875	8,071,875
Eldorado Resorts, Inc., Gtd. Notes(c)	7.000%		08/01/23	16,435	17,174,575
EMI Music Publishing Group North America Holdings, Inc., Sr. Unsec’d. Notes, 144A	7.625%		06/15/24	5,425	5,553,844
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%		04/15/21	1,925	1,973,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875%		11/01/20	475	496,969
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	5.375%		11/01/23	5,677	5,932,465
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%		04/15/26	5,600	5,838,000
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(c)(d)	8.875%		03/15/19	3,351	3,510,173
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%		03/15/21	2,292	2,392,275
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%		06/15/20	4,675	4,902,906
Mood Media Corp. (Canada), Gtd. Notes, 144A(d)	9.250%		10/15/20	3,825	2,639,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/13)(d)(e)	5.000%		08/01/18	2,400	2,448,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22	4,075	4,248,188
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875%		11/01/21	14,149	14,538,097
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(c)	5.625%		05/01/24	12,345	12,067,237
Regal Entertainment Group, Sr. Unsec’d. Notes(c)	5.750%		02/01/25	3,170	3,209,625
Scientific Games Corp., Gtd. Notes(c)	8.125%		09/15/18	1,100	1,067,000
Scientific Games International, Inc., Gtd. Notes(c)	6.625%		05/15/21	33,150	20,055,750

Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	7,200	5,832,000
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(c)	7.000%	01/01/22	1,740	1,757,400

				172,359,359

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	5,025	5,175,750
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	3,200	3,232,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	4,900	5,004,125
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	1,625	1,677,813
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	750	778,125

				15,867,813

Food — 3.5%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	6.625%	06/15/24	5,925	6,065,719
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,200	4,242,000
Darling Ingredients, Inc., Gtd. Notes(c)	5.375%	01/15/22	5,194	5,375,790
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,950	7,607,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	15,175	15,402,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $11,074,625; purchased 09/13/13-01/05/16)(d)(e)	7.250%	06/01/21	11,125	11,458,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $15,410,000; purchased 05/20/15-03/15/16)(d)(e)	5.750%	06/15/25	16,740	15,986,700
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $11,067,420; purchased 06/11/14-03/17/16)(c)(d)(e)	5.875%	07/15/24	11,888	11,679,960
Pilgrim’s Pride Corp., Gtd. Notes, 144A(c)	5.750%	03/15/25	3,300	3,326,829
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A(c)	5.875%	01/15/24	2,000	2,100,000
Post Holdings, Inc., Gtd. Notes(c)	7.375%	02/15/22	10,900	11,513,125
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.000%	12/15/22	9,325	9,511,500
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.750%	12/01/21	3,375	3,560,625
Post Holdings, Inc., Gtd. Notes, 144A	7.750%	03/15/24	5,414	5,880,957
Post Holdings, Inc., Gtd. Notes, 144A(c)	8.000%	07/15/25	5,575	6,188,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes(c)	6.625%	08/15/22	2,600	2,730,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	5,279	5,503,358
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	7,280	6,242,600
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750%	11/15/22	7,150	6,211,562
TreeHouse Foods, Inc., Gtd. Notes(c)	4.875%	03/15/22	675	692,010
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	2,275	2,394,438

				143,674,298

Forest & Paper Products — 0.2%
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875%	09/15/18	4,900	5,132,750
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	3,975	3,100,500

				8,233,250

Gas
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes(c)	6.500%	05/20/21	1,147	1,178,543

Healthcare-Products — 1.4%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%		01/15/19	3,925	3,915,188
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18	6,075	6,264,844
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(c)	6.625%		05/15/22	23,225	18,957,406
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%		11/01/23	12,375	12,467,812
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500	%(a)	11/01/18	8,779	8,757,052
Mallinckrodt International Finance SA, Gtd. Notes(c)	4.750%		04/15/23	6,925	5,704,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	5.500%		04/15/25	1,400	1,263,500

					57,330,271

Healthcare-Services — 7.0%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%		07/01/22	4,251	4,272,255
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%		02/15/23	11,200	11,382,000
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%		03/15/21	2,870	2,948,925
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.500%		03/01/24	3,150	3,269,007
Centene Corp., Sr. Unsec’d. Notes(c)	4.750%		05/15/22	6,075	6,242,063
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125%		02/15/24	1,675	1,763,993
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%		02/01/22	32,925	28,295,416
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%		07/15/20	18,175	16,857,312
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%		11/15/19	7,727	7,630,412
HCA, Inc., Gtd. Notes(c)	5.375%		02/01/25	34,675	35,195,125
HCA, Inc., Gtd. Notes	5.875%		05/01/23	4,700	4,976,125
HCA, Inc., Gtd. Notes(c)	5.875%		02/15/26	4,475	4,631,625
HCA, Inc., Gtd. Notes	7.500%		02/15/22	1,750	1,984,063
HCA, Inc., Gtd. Notes	7.500%		11/15/95	2,700	2,619,000
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	2,400	2,463,000
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	3,000	3,082,500
HealthSouth Corp., Gtd. Notes(c)	5.125%		03/15/23	1,525	1,486,875
HealthSouth Corp., Gtd. Notes(c)	5.750%		11/01/24	7,475	7,577,781
Kindred Healthcare, Inc., Gtd. Notes(c)	6.375%		04/15/22	3,550	3,195,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20	9,425	9,413,219
Kindred Healthcare, Inc., Gtd. Notes(c)	8.750%		01/15/23	3,475	3,401,156
LifePoint Health, Inc., Gtd. Notes(c)	5.875%		12/01/23	3,675	3,794,438
LifePoint Hospitals, Inc., Gtd. Notes(c)	5.500%		12/01/21	4,200	4,368,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250%		12/01/23	3,275	3,350,751
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%		06/01/24	6,800	6,987,000
Select Medical Corp., Gtd. Notes(c)	6.375%		06/01/21	17,850	17,180,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21	5,625	5,653,125
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.375%		10/01/21	5,575	5,533,188
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%		06/01/20	3,425	3,504,203
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%		10/01/20	800	842,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%		02/01/20	16,575	16,284,937
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%		06/15/23	25,824	24,274,560
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	8.125%		04/01/22	21,190	21,322,437
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22	9,600	9,768,000

					285,550,116

Holding Companies - Diversified — 0.6%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(c)	7.125%		03/15/23	17,512	17,730,900
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes(c)	6.625%		05/01/23	9,075	8,394,375

					26,125,275

Home Builders — 3.6%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750%		06/15/19	7,225	6,520,562
Beazer Homes USA, Inc., Gtd. Notes(c)	7.250%		02/01/23	4,525	3,733,125
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	10,800	9,342,000

Beazer Homes USA, Inc., Gtd. Notes	9.125%	05/15/19	4,250	4,154,375
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	406,000
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.375%	05/15/25	4,100	3,741,250
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,623	6,308,408
CalAtlantic Group, Inc., Gtd. Notes(c)	5.375%	10/01/22	3,675	3,794,438
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21	5,975	6,400,719
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	9,550	9,884,250
KB Home, Gtd. Notes(c)	7.000%	12/15/21	2,800	2,828,000
KB Home, Gtd. Notes(c)	7.500%	09/15/22	5,420	5,528,400
KB Home, Gtd. Notes	7.625%	05/15/23	4,725	4,795,875
Lennar Corp., Gtd. Notes	4.750%	05/30/25	6,575	6,443,500
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,550	5,577,750
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,575	3,646,500
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	10,375	10,576,067
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	2,000	2,010,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	5,750	5,750,000
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	1,752	1,848,360
Standard Pacific Corp., Gtd. Notes(c)	8.375%	01/15/21	2,700	3,165,750
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	2,725	2,793,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	5.250%	04/15/21	1,000	1,002,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	4,300	4,214,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	11,954	12,043,655
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	600	622,500
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	9,375	9,398,437
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,444	12,350,670
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	200	208,000

				149,088,216

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%	06/15/26	3,925	3,944,625

Household Products/Wares — 0.2%
Prestige Brands, Inc., Gtd. Notes, 144A	6.375%	03/01/24	3,100	3,262,750
Spectrum Brands Escrow Corp., Gtd. Notes	6.375%	11/15/20	255	267,431
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	4,133	4,318,985

				7,849,166

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A(c)	6.000%	10/15/23	2,825	2,994,500

Internet — 0.9%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	7,625	8,235,000
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	8.375%	06/01/23	17,964	19,288,845
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(c)	6.375%	05/15/25	10,830	11,263,200

				38,787,045

Iron/Steel — 0.3%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/14-07/11/14)(c)(d)(e)	6.375%	05/01/22	12,900	12,303,375

Leisure Time — 0.7%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(d)(e)	6.875%	06/15/19	3,100	3,211,181
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250%	12/15/23	5,725	5,753,625
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,300	2,495,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $7,760,000; purchased 05/05/15-04/06/16)(d)(e)	6.250%	05/15/25	9,050	7,126,875
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $10,028,625; purchased 07/17/14-04/19/16)(d)(e)	8.500%	10/15/22	9,650	8,588,500

				27,175,681

Lodging — 2.8%
Boyd Gaming Corp., Gtd. Notes(c)	6.875%	05/15/23	20,954	21,970,269
Boyd Gaming Corp., Gtd. Notes(c)	9.000%	07/01/20	4,191	4,395,311
Boyd Gaming Corp., Gtd. Notes, 144A(c)	6.375%	04/01/26	2,300	2,369,000
FelCor Lodging LP, Gtd. Notes(c)	6.000%	06/01/25	4,400	4,543,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	18,415	19,105,563
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(c)	5.625%	10/15/21	6,800	7,042,134
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	6,000	6,120,000
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A(c)	5.625%	05/01/24	3,825	4,016,250
MGM Resorts International, Gtd. Notes(c)	5.250%	03/31/20	3,500	3,622,500
MGM Resorts International, Gtd. Notes(c)	6.625%	12/15/21	14,511	15,653,741
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,050	1,142,400
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	1,500	1,546,875
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	5,465	5,751,913
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $16,302,133; purchased 05/16/13-01/22/16)(d)(e)	6.375%	06/01/21	16,767	16,599,330

				113,878,286

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.000%	05/15/21	7,000	6,921,250
Terex Corp., Gtd. Notes	6.500%	04/01/20	3,725	3,706,375
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	8,100	4,455,000

				15,082,625

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,515,500
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	4,335	4,638,450
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $7,683,750; purchased 04/08/13-02/26/16)(d)(e)	8.750%	12/15/19	7,500	7,406,250
CNH Industrial Capital LLC, Gtd. Notes(c)	3.625%	04/15/18	3,027	3,057,270
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	2,925	3,217,500

				22,834,970

Media — 6.8%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	8,925	8,902,687
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	250	234,688
Altice SA (Luxembourg), Gtd. Notes, 144A(c)	7.625%	02/15/25	6,025	5,949,687
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,495	9,664,771
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,795	2,948,725
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	4,075	4,176,875
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	7,455	7,939,575
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,975	18,057,156

CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	620	644,800
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	500	513,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.750%	09/01/23	4,729	4,924,071
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	2,650	2,683,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	3,150	3,197,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.500%	05/01/26	2,500	2,525,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(c)	5.875%	04/01/24	3,975	4,143,938
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,282	24,858,697
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.750%	02/15/26	3,600	3,690,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(c)	7.750%	07/15/25	20,350	21,113,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(c)	5.125%	12/15/21	8,960	8,556,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	15,090	14,399,783
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	7,440	7,573,994
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	3,069	2,992,275
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	2,275	2,093,000
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(c)	6.500%	11/15/22	3,074	3,085,528
DISH DBS Corp., Gtd. Notes(c)	5.875%	07/15/22	3,075	2,975,063
DISH DBS Corp., Gtd. Notes(c)	5.875%	11/15/24	4,025	3,725,178
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,155	4,393,912
Gray Television, Inc., Gtd. Notes(c)	7.500%	10/01/20	5,055	5,301,431
Liberty Interactive LLC, Sr. Unsec’d. Notes(c)	8.250%	02/01/30	2,000	2,065,000
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,980,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,094	7,306,820
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	4,870	5,052,625
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	8,250	8,580,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(c)	5.000%	04/15/22	2,925	2,990,813
Numericable-SFR SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	18,200	18,359,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(c)	5.750%	01/15/23	10,266	10,522,650
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	5,050	5,226,750
Sinclair Television Group, Inc., Gtd. Notes(c)	6.125%	10/01/22	2,775	2,913,750
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,050,000
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A(c)	5.875%	03/15/26	2,275	2,348,938
TEGNA, Inc., Gtd. Notes, 144A(c)	5.500%	09/15/24	2,250	2,323,125
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	7,375	7,448,750
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,875	3,976,719

Univision Communications, Inc., Gtd. Notes, 144A (original cost $13,377,800; purchased 01/07/16-04/18/16)(c)(d)(e)	8.500%	05/15/21	13,439	14,043,755
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	5.375%	01/15/25	500	509,635
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	630	663,075

				279,627,289

Mining — 2.2%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,365,000
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125%	10/01/24	12,000	11,576,280
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	1,945	1,828,300
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	7.000%	02/15/21	2,581	2,037,377
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	650	497,250
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.550%	03/01/22	1,400	1,172,500
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.875%	03/15/23	4,000	3,290,000
Freeport-McMoRan, Inc., Gtd. Notes(c)	4.550%	11/14/24	3,000	2,490,000
Freeport-McMoRan, Inc., Gtd. Notes(c)	5.450%	03/15/43	5,355	4,041,365
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	6,700	6,884,250
Kaiser Aluminum Corp., Gtd. Notes, 144A	5.875%	05/15/24	3,100	3,181,840
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,950	6,054,125
Lundin Mining Corp. (Canada), Sr. Unsec’d. Notes, 144A(c)	7.875%	11/01/22	8,000	8,220,000
New Gold, Inc. (Canada), Gtd. Notes, 144A(c)	7.000%	04/15/20	5,445	5,465,419
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	9,950	9,427,625
Teck Resources Ltd. (Canada), Gtd. Notes	3.150%	01/15/17	9,591	9,690,842
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	8,900	9,167,000
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	4,750	4,868,750

				91,257,923

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	5.750%	03/15/22	1,413	1,201,050
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.000%	10/15/22	2,550	2,180,250
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	1,832	1,569,804
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,575	4,620,750
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,700,000; purchased 06/12/14)(c)(d)(e)	6.000%	07/15/22	9,700	8,509,325
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,259	9,502,049

				27,583,228

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	10,085	10,362,338

Oil & Gas — 4.4%
Bonanza Creek Energy, Inc., Gtd. Notes(d)	5.750%	02/01/23	2,625	971,250
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	7,199	2,735,620
California Resources Corp., Gtd. Notes	5.500%	09/15/21	701	378,540
California Resources Corp., Gtd. Notes	6.000%	11/15/24	15,222	8,238,907
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	14,437	10,539,010
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(c)	10.750%	02/15/20	9,600	9,600,000
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	500	516,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	5,395	5,260,125
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	2,450	2,499,000
Halcon Resources Corp., Sec’d. Notes, 144A(c)	8.625%	02/01/20	8,325	7,856,719

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,450,000; purchased 05/20/15)(d)(e)	5.750%		10/01/25	9,450	9,119,250
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,083,618; purchased 09/11/14)(c)(d)(e)	8.500%		10/01/22	6,350	3,968,750
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%		01/30/23	800	612,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(c)	6.500%		03/15/21	16,225	12,777,187
Memorial Resource Development Corp., Gtd. Notes	5.875%		07/01/22	17,303	17,238,114
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	1,975	2,049,063
Newfield Exploration Co., Sr. Unsec’d. Notes(c)	5.375%		01/01/26	6,025	5,876,243
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%		01/30/22	1,906	1,920,295
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A (original cost $5,102,188; purchased 01/08/14-01/21/14)(d)(e)	5.375	%(f)	01/26/19	5,000	762,500
Parker Drilling Co., Gtd. Notes(c)	7.500%		08/01/20	2,000	1,500,000
Precision Drilling Corp. (Canada), Gtd. Notes(c)	6.500%		12/15/21	1,875	1,603,125
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,000	1,780,000
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.250%		05/01/23	2,550	2,346,000
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.375%		10/01/22	2,300	2,139,000
Range Resources Corp., Gtd. Notes(c)	5.000%		08/15/22	3,182	2,987,103
Range Resources Corp., Gtd. Notes(c)	5.000%		03/15/23	1,450	1,348,500
Rice Energy, Inc., Gtd. Notes(c)	7.250%		05/01/23	5,800	5,858,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(d)	6.500%		07/15/22	1,800	103,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%		08/01/20	4,025	3,994,812
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%		04/15/21	3,000	3,000,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%		04/01/23	8,925	8,835,750
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A (original cost $4,975,438; purchased 07/15/14-05/07/15)(d)(e)	6.750%		07/15/22	5,170	1,111,550
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	7,150	5,730,725
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%		02/15/23	6,000	5,835,000
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	12,050	10,875,125
Whiting Petroleum Corp., Gtd. Notes(c)	5.750%		03/15/21	2,150	1,822,125
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	7.500%		08/01/20	3,375	3,307,500
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%		01/15/22	11,008	9,907,200
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	8.250%		08/01/23	4,925	4,814,187

					181,818,025

Oil & Gas Services — 0.2%
Bristow Group, Inc., Gtd. Notes(c)	6.250%		10/15/22	3,100	2,315,328
CGG SA (France), Gtd. Notes	6.500%		06/01/21	2,200	935,000
CGG SA (France), Gtd. Notes(d)	6.875%		01/15/22	1,465	622,625
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,163,687
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,148	1,070,510
SESI LLC, Gtd. Notes	7.125%		12/15/21	435	392,044

					8,499,194

Packaging & Containers — 2.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	4,400	4,488,000
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.625%		06/15/19	14,009	14,429,360
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%		10/15/20	715	749,320
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.000%		06/30/21	1,725	1,699,125

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	2,825	2,860,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.750%	01/31/21	1,485	1,496,138
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	16,425	16,753,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	993	970,313
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000%	06/15/17	5,310	5,310,000
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	9,375	9,187,500
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	450	463,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875%	08/15/23	1,800	1,908,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	6.375%	08/15/25	1,275	1,357,875
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,805	6,311,637
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $13,073,199; purchased 09/25/13-05/31/16)(d)(e)	6.500%	10/01/21	13,104	13,447,980
Reynolds Group Issuer, Inc., Gtd. Notes	9.875%	08/15/19	13,185	13,695,919
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(c)	5.750%	10/15/20	520	536,250
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	6.875%	02/15/21	725	752,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	2,000	2,040,000
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,225	3,297,562
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,025	3,138,437
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20	620	706,800

				105,599,716

Pharmaceuticals — 1.5%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	4,977	4,995,664
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750%	01/15/22	5,550	4,981,125
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000%	07/15/23	6,425	5,624,509
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	2,950	2,559,125
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes(c)	5.250%	04/01/22	4,450	4,550,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.375%	03/15/20	3,000	2,647,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.500%	03/01/23	3,400	2,822,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	1,750	1,478,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.875%	05/15/23	3,750	3,159,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.500%	07/15/21	3,975	3,597,375
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(c)	6.125%	04/15/25	17,140	14,333,325
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	10,750	11,502,500

				62,251,373

Pipelines — 1.6%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	1,715	1,663,550
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	4,425	4,137,375

Energy Transfer Equity LP, Sr. Sec’d. Notes(c)	7.500%	10/15/20	3,650	3,723,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	7,900	7,268,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,575	5,296,250
MPLX LP, Gtd. Notes, 144A(c)	4.875%	12/01/24	3,625	3,427,253
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	2,375	2,251,588
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(c)	5.500%	04/15/23	3,400	3,325,615
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	4,125	4,236,635
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,501,125; purchased 02/21/14-03/02/16)(d)(e)	5.625%	04/15/20	5,775	5,876,062
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,469,688; purchased 01/10/13-06/13/13)(d)(e)	6.000%	01/15/19	5,525	5,732,187
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	1,400	1,162,000
Targa Resources Partners LP, Gtd. Notes(c)	6.875%	02/01/21	1,293	1,309,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(c)	6.750%	03/15/24	4,900	4,838,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,729,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.125%	10/15/21	3,050	3,149,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.250%	10/15/22	2,475	2,555,437
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	4,050	4,171,500

				66,852,990

Real Estate — 0.6%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,771,549
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $8,811,875; purchased 11/10/14-03/29/16)(d)(e)	8.250%	12/01/22	8,750	9,100,000
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	9,425	9,342,531

				26,214,080

Real Estate Investment Trusts (REITs) — 1.0%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	3,450	3,622,500
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	5,400	5,629,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,373,250
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,250	4,547,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.875%	05/01/21	1,475	1,531,448
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(c)	5.000%	04/15/21	3,550	3,621,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	5,157	5,173,141
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	5,225	5,185,813
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(c)	5.500%	02/01/21	1,600	1,660,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,057,283

				40,401,435

Retail — 4.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(c)	6.000%	04/01/22	7,125	7,383,281
AmeriGas Finance LLC, Gtd. Notes	7.000%	05/20/22	6,175	6,506,906
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,754	5,869,080
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,350	9,754,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	3,675	1,874,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,225	5,058,375
CST Brands, Inc., Gtd. Notes(c)	5.000%	05/01/23	2,150	2,150,000
Dollar Tree, Inc., Sr. Sec’d. Notes, 144A(c)	5.750%	03/01/23	7,805	8,244,031
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	10,025	10,337,980
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%	06/15/23	3,075	2,836,688
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,275	4,039,875
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,064	5,700,160
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	3,430	3,344,250
GameStop Corp., Gtd. Notes, 144A(c)	6.750%	03/15/21	4,625	4,520,938
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,807,210; purchased 06/06/13-01/03/14)(c)(d)(e)	9.250%	06/15/21	5,800	5,843,500
L Brands, Inc., Gtd. Notes(c)	5.625%	02/15/22	5,675	6,065,156
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,932,069; purchased 04/19/12-02/10/15)(d)(e)	9.375%	05/01/20	10,590	11,119,500
Men’s Wearhouse, Inc. (The), Gtd. Notes(c)	7.000%	07/01/22	2,225	1,885,688
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(c)	8.000%	10/15/21	35,028	26,446,140
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	8,180	7,607,400
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	969	985,958
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	14,025	14,831,437
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.625%	12/01/25	4,990	5,220,787
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(c)	5.500%	06/01/24	5,725	5,639,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(c)	7.375%	08/01/21	2,224	2,312,960
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $5,850,000; purchased 05/29/15)(d)(e)	8.000%	06/15/22	5,850	5,162,625

				170,740,965

Semiconductors — 1.7%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	5,430	5,759,601
Micron Technology, Inc., Sr. Sec’d. Notes, 144A(c)	7.500%	09/15/23	7,000	7,350,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(c)	5.250%	08/01/23	11,900	10,085,250
Micron Technology, Inc., Sr. Unsec’d. Notes(c)	5.500%	02/01/25	5,075	4,250,312
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(c)	5.250%	01/15/24	5,000	4,200,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,975	9,759,625
Microsemi Corp., 144A	9.125%	04/15/23	2,475	2,716,312
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	6,216,875
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(c)	5.750%	02/15/21	3,635	3,784,944
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	4.875%	10/15/23	6,075	6,143,344
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	5.000%	10/01/25	2,000	2,005,000
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A(c)	6.250%	02/15/26	6,195	6,504,750

				68,776,013

Software — 4.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	38,365	28,294,187

Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000%	10/15/19	12,060	8,773,650
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	13,445	14,251,700
First Data Corp., Gtd. Notes, 144A(c)	7.000%	12/01/23	48,575	49,242,906
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	10,425	10,425,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $18,277,609; purchased 04/03/14-05/11/16)(c)(d)(e)	7.125%	05/01/21	20,204	16,868,118
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	17,788	16,320,490
Informatica LLC, Sr. Unsec’d. Notes, 144A(c)	7.125%	07/15/23	8,900	8,477,250
Nuance Communications, Inc., Gtd. Notes, 144A(c)	5.375%	08/15/20	9,830	9,989,737
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	6,675	6,691,688

				169,334,726

Telecommunications — 5.2%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,225	5,225,000
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	14,305	4,041,162
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	700	717,500
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	3,936,250
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625%	06/01/20	22,040	22,783,850
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(c)	6.000%	06/15/25	12,759	12,982,282
CommScope, Inc., Gtd. Notes, 144A(c)	5.500%	06/15/24	3,925	3,954,438
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	6,500	6,890,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	780	601,614
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	4,858,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	9,820	8,641,600
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.250%	09/15/21	1,475	1,375,438
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,981	1,768,043
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	450	476,438
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,750	3,721,875
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	7,385	6,517,262
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	5.500%	08/01/23	12,750	8,191,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	7.250%	10/15/20	4,600	3,208,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,110	1,222,725
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	12,075	3,592,313
Sprint Capital Corp., Gtd. Notes(c)	6.875%	11/15/28	17,010	12,693,712
Sprint Capital Corp., Gtd. Notes(c)	6.900%	05/01/19	5,660	5,277,950
Sprint Capital Corp., Gtd. Notes(c)	8.750%	03/15/32	5,200	4,212,000
Sprint Communications, Inc., Gtd. Notes, 144A(c)	7.000%	03/01/20	1,313	1,355,003
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,265	2,409,394
Sprint Corp., Gtd. Notes	7.125%	06/15/24	6,990	5,259,975
Sprint Corp., Gtd. Notes	7.625%	02/15/25	13,833	10,405,044
Sprint Corp., Gtd. Notes	7.875%	09/15/23	3,890	3,034,200
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,725,312
T-Mobile USA, Inc., Gtd. Notes(c)	6.500%	01/15/26	12,800	13,536,000
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,202,375
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(c)	5.303%	05/30/24	7,400	7,450,912
West Corp., Gtd. Notes, 144A(c)	5.375%	07/15/22	6,025	5,452,625
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A(c)	7.375%	04/23/21	13,800	13,058,250
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(c)	6.500%	04/30/20	3,300	3,390,750
Windstream Holdings, Inc., Gtd. Notes(c)	6.375%	08/01/23	6,725	5,174,080
Windstream Holdings, Inc., Gtd. Notes(c)	7.500%	04/01/23	1,515	1,230,938

				212,574,685

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes(c)	6.250%	06/01/21	24,861	25,171,762

Transportation — 0.7%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,175	1,928,813
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	2,573,437
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	4,525	4,547,625
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500%	06/15/22	13,825	13,272,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(c)	7.875%	09/01/19	4,950	5,148,000

				27,469,875

TOTAL CORPORATE BONDS (cost $3,932,632,167)				3,806,534,727

			Shares
COMMON STOCKS
Consumer
WKI Holding Co., Inc.*(b)(d)			6,031	194,862

Media
DEX Media, Inc.*(d)			29,839	218

TOTAL COMMON STOCKS (cost $17,369,177)				195,080

PREFERRED STOCKS — 0.4%
Banks — 0.1%
Citigroup Capital XIII, (Capital security, fixed to floating preferred), 6.988%(a)			153,000	3,988,710
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%(a)(d)			87,000	2,409,030

				6,397,740

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/98)*(b)(d)(e)			2,000	94,000

Cable
Adelphia Communications Corp. (Class A Stock)*(b)(f)			20,000	20

Electric — 0.3%
Dynegy, Inc. Series A, (fixed to floating preferred), 5.375%(a)(c)(d)			162,812	11,007,719

TOTAL PREFERRED STOCKS (cost $14,748,960)				17,499,479

			Units
WARRANTS*(g)
Chemicals
Hercules, Inc., expiring 03/31/29(d)			230	7,087

Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17(b)(d)			6,854	69

TOTAL WARRANTS (cost $0)				7,156

TOTAL LONG-TERM INVESTMENTS (cost $4,043,469,488)				3,892,098,212

SHORT-TERM INVESTMENTS — 29.1%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $466,309)(h)	48,021	446,591
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,192,210,227; includes $970,013,726 of cash collateral for securities on loan)(h)(i)	1,192,210,227	1,192,210,227

TOTAL SHORT-TERM INVESTMENTS (cost $1,192,676,536)		1,192,656,818

TOTAL INVESTMENTS — 124.1% (cost $5,236,146,024)(j)		5,084,755,030
Liabilities in excess of other assets(k) — (24.1)%		(985,979,287)

NET ASSETS — 100.0%		$4,098,775,743

The following abbreviations are used in the quarterly schedule of Portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,940,822 and 0.3% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $948,892,630; cash collateral of $970,013,726 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $310,390,766. The aggregate value, $282,669,446, is approximately 6.9% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2016.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation were as follows:

Tax Basis	$5,246,379,884

Appreciation	69,525,851
Depreciation	(231,150,705)

Net Unrealized Depreciation	$(161,624,854)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
332	2 Year U.S. Treasury Notes	Sep. 2016	$72,307,161	$72,344,875	$37,714
864	5 Year U.S. Treasury Notes	Sep. 2016	103,871,650	103,781,250	(90,400)
85	U.S Long Bonds	Sep. 2016	13,852,184	13,881,562	29,378

					(23,308)

	Short Position:
418	10 Year U.S. Treasury Notes	Sep. 2016	54,111,982	54,209,375	(97,393)

					$(120,701)

Cash of $1,100,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at May 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2016.

Credit default swap agreements outstanding at May 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at May 31, 2016(3)	Unrealized Appreciation (Depreciation)(4)
Centrally cleared credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.26	06/20/21	5.000%	115,000	$2,711,001	$3,181,188	$470,187

Cash of $6,400,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default swap agreements at May 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$56,737,715	$11,124,055
Corporate Bonds	—	3,806,006,911	527,816
Common Stocks	218	—	194,862
Preferred Stocks	17,405,459	—	94,020
Warrants	—	7,087	69
Affiliated Mutual Funds	1,192,656,818	—	—
Other Financial Instruments*
Futures Contracts	(120,701)	—	—
Centrally Cleared Credit Default Swap Agreements	—	470,187	—

Total	$1,209,941,794	$3,863,221,900	$11,940,822

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of May 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 94.9%
BANK LOANS(a) — 4.4%
Building Materials & Construction — 0.5%
Beazer Homes USA, Inc.	0.635%	03/12/18		7,000	$6,930,000
Materis CHRYSO SA (France)	4.500%	08/13/21	EUR	3,000	3,272,365

					10,202,365

Cable — 0.1%
CSC Holdings LLC	3.133%	04/17/20		1,492	1,495,593

Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc.	3.750%	02/01/20		8,777	8,788,358
MacDermid, Inc.	5.500%	06/07/20		11,753	11,719,115

					20,507,473

Foods — 0.3%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,000	4,340,705
Jacobs Douwe Egberts (Netherlands)	4.250%	07/02/22	EUR	1,009	1,129,527

					5,470,232

Gaming — 0.2%
Golden Nugget, Inc.	5.500%	11/21/19		4,777	4,783,243

Healthcare & Pharmaceuticals — 0.2%
Kinetic Concepts, Inc.	4.500%	05/04/18		3,000	2,996,787

Media & Entertainment — 0.3%
Nielsen Finance LLC	2.687%	05/30/17		5,183	5,179,775

Metals — 0.1%
Freeport-McMoRan, Inc.(b)	3.210%	05/31/18		2,439	2,377,936

Supermarkets — 0.2%
Albertson’s LLC	5.500%	03/21/19		3,291	3,290,587

Technology — 1.2%
BMC Software Finance, Inc.	5.000%	09/10/20		10,091	8,978,983
First Data Corp.	4.443%	03/24/21		6,375	6,392,650
Kronos, Inc.	9.750%	04/30/20		3,541	3,596,597
TransUnion LLC	2.879%	06/30/20		3,813	3,660,462

					22,628,692

Telecommunications — 0.2%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		4,615	4,573,303

TOTAL BANK LOANS (cost $85,021,019)					83,505,986

CORPORATE BONDS — 90.5%
Agriculture — 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	7.750%	02/15/21		3,350	3,492,375

Airlines — 1.0%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125%	04/29/18		11,395	11,964,750
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%	07/02/22		7,109	7,411,026

					19,375,776

Apparel — 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes	6.875%		05/01/22	4,000	4,268,320

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	4.500%		04/15/20	1,925	1,944,250
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	2,125	2,199,375

					4,143,625

Auto Parts & Equipment — 0.8%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	5.125%		02/15/19	1,282	1,307,640
American Axle & Manufacturing, Inc., Gtd. Notes(c)	7.750%		11/15/19	7,708	8,575,150
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19	2,350	2,455,750
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%		08/15/18	2,025	2,075,582
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.000%		04/29/20	500	516,875

					14,930,997

Beverages — 0.5%
Cott Beverages, Inc. (Canada), Gtd. Notes(c)	6.750%		01/01/20	8,625	9,013,125

Building Materials — 1.8%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,475,000; purchased 02/18/16)(d)(e)	5.125%		02/15/21	1,475	1,530,313
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	8.500%		04/15/22	3,550	3,780,750
U.S. Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	15,575	16,274,317
USG Corp., Sr. Unsec’d. Notes(c)	6.300%		11/15/16	4,090	4,171,800
USG Corp., Sr. Unsec’d. Notes	9.750%		01/15/18	7,000	7,824,390

					33,581,570

Chemicals — 3.2%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(c)	7.375%		05/01/21	31,979	33,875,355
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	6,741	6,825,262
CVR Nitrogen Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	2,980	3,020,975
Hexion, Inc., Sr. Sec’d. Notes	8.875%		02/01/18	3,750	3,187,500
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,917,735; purchased 01/31/13-06/30/14)(d)(e)	7.500%		02/15/19	6,583	5,266,400
W.R. Grace & Co., Gtd. Notes, 144A	5.125%		10/01/21	7,090	7,351,408

					59,526,900

Commercial Services — 1.8%
Hertz Corp. (The), Gtd. Notes(c)	7.500%		10/15/18	5,716	5,805,741
Laureate Education, Inc., Gtd. Notes, 144A(c)(d)	10.000	%(a)	09/01/19	6,700	6,164,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	9,272	9,364,720
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	11,770	13,123,550

					34,458,011

Computers — 1.1%
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20	16,590	17,444,385

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21		3,480	3,549,489

					20,993,874

Distribution/Wholesale — 0.1%
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20		875	910,000

Diversified Financial Services — 1.8%
Ally Financial, Inc., Sub. Notes	8.000%	12/31/18		2,550	2,782,687
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21		9,641	10,026,640
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	8.875%	09/01/17		1,600	1,712,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20		1,750	1,579,375
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20		150	154,125
Navient Corp., Sr. Unsec’d. Notes, MTN(c)	8.450%	06/15/18		7,350	7,919,625
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(c)	6.750%	12/15/19		10,075	10,175,750

					34,350,202

Electric — 4.9%
AES Corp., Sr. Unsec’d. Notes(c)	7.375%	07/01/21		2,772	3,160,080
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20		182	212,485
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16		405	411,075
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		14,673	15,039,825
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		5,350	5,577,910
Dynegy, Inc., Gtd. Notes(c)	6.750%	11/01/19		26,500	26,566,250
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17		3,750	3,159,375
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.500%	10/15/18		7,953	6,262,987
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)	9.875%	10/15/20		3,463	2,484,702
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750%	02/01/20	GBP	2,093	3,059,468
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B	9.125%	06/30/17		5,307	5,094,922
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18		12,500	13,468,750
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		1,227	1,273,012
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20		6,090	6,318,375
NRG REMA LLC, Pass-Through Certificates, Series B(b)(d)	9.237%	07/02/17		251	246,428

					92,335,644

Electrical Components & Equipment — 0.6%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19		6,776	7,250,320
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17		3,150	3,126,375

					10,376,695

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%	07/15/16		150	150,938
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%	03/15/18		2,300	2,501,250

					2,652,188

Entertainment — 7.3%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $9,593,650; purchased 09/04/13-02/08/16)(c)(d)(e)	9.125%	05/01/19		9,105	9,548,869
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21		10,040	10,441,600
Churchill Downs, Inc., Gtd. Notes	5.375%	12/15/21		6,163	6,347,890
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21		7,800	8,034,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%	11/01/18		6,425	6,633,812
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.375%	04/15/21		3,700	3,792,500

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875%		11/01/20		6,548	6,850,845
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(c)(d)	8.875%		03/15/19		8,241	8,632,447
Isle of Capri Casinos, Inc., Gtd. Notes(c)	5.875%		03/15/21		9,437	9,849,869
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%		06/15/20		17,717	18,580,704
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $8,784,018; purchased 07/30/13-08/04/15)(d)(e)	5.000%		08/01/18		8,567	8,738,340
National CineMedia LLC, Sr. Sec’d. Notes	6.000%		04/15/22		1,275	1,329,188
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%		07/15/21		5,500	5,733,750
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%		02/15/18		15,521	15,676,210
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875%		11/01/21		900	924,750
Scientific Games Corp., Gtd. Notes(c)	8.125%		09/15/18		17,085	16,572,450

						137,687,224

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21		3,686	3,722,860
Clean Harbors, Inc., Gtd. Notes, 144A	5.125%		06/01/21		5,475	5,529,750
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		550	570,625

						9,823,235

Food — 2.1%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		2,900	2,958,000
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.838	%(a)	07/15/20	GBP	2,254	2,872,835
JBS SA (Brazil), Sr. Unsec’d. Notes, 144A	10.500%		08/04/16		1,940	1,959,400
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS	10.500%		08/04/16		1,500	1,515,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $10,171,914; purchased 06/17/14-03/29/16)(d)(e)	7.250%		06/01/21		9,827	10,121,810
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		8,730	9,210,150
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		2,825	3,004,387
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		2,702	2,732,398
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%		06/01/21		5,750	4,930,625

						39,304,605

Food Service — 0.1%
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20		907	935,911

Forest Products & Paper — 0.7%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.000%		12/01/19		5,355	5,395,163
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%		09/15/18		4,150	4,347,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%		12/15/19		3,275	2,554,500

						12,296,788

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes(c)	6.500%		05/20/21		2,425	2,491,688

Healthcare-Products — 1.6%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(c)	10.500%		12/15/18		14,984	15,452,250

IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(d)	5.588	%(a)	12/01/18	GBP	2,000	2,867,737
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes(c)	10.500	%(a)	11/01/18		7,135	7,117,162
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	4.875%		04/15/20		5,375	5,213,750

						30,650,899

Healthcare-Services — 7.6%
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	5.625%		02/15/21		4,625	4,810,000
Cerba European Lab SAS (France), Sr. Sec’d. Notes, RegS	7.000%		02/01/20	EUR	3,300	3,802,072
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%		07/15/20		12,550	11,640,125
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%		11/15/19		24,502	24,195,725
HCA Holdings, Inc., Sr. Unsec’d. Notes(c)	6.250%		02/15/21		2,000	2,140,000
HCA, Inc., Gtd. Notes(c)	8.000%		10/01/18		9,358	10,480,960
HCA, Inc., Sr. Sec’d. Notes(c)	4.250%		10/15/19		4,600	4,772,500
HCA, Inc., Sr. Sec’d. Notes(c)	6.500%		02/15/20		5,500	6,050,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%		01/15/20		16,014	15,993,982
LifePoint Health, Inc., Gtd. Notes(c)	5.500%		12/01/21		7,450	7,748,000
Select Medical Corp., Gtd. Notes(c)	6.375%		06/01/21		3,500	3,368,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%		04/15/21		2,825	2,839,125
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%		10/01/20		2,000	2,105,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.250%		11/01/18		8,600	9,094,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000	%(a)	03/01/19		3,700	3,584,597
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		12,170	11,957,025
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	8.000%		08/01/20		9,750	9,963,281
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%		08/01/22		3,500	3,561,250
Voyage Care Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.500%		08/01/18	GBP	4,000	5,720,005

						143,826,897

Holding Companies - Diversified — 0.2%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14-08/04/14)(d)(e)	7.500%		08/15/19		4,650	4,498,875

Home Builders — 6.5%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750%		06/15/19		9,925	8,957,312
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21		3,600	3,114,000
Beazer Homes USA, Inc., Sec’d. Notes(c)	6.625%		04/15/18		14,596	14,891,861
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(c)	6.500%		12/15/20		5,675	5,760,125
CalAtlantic Group, Inc., Gtd. Notes	6.625%		05/01/20		2,600	2,866,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		15,066	16,647,930
KB Home, Gtd. Notes	4.750%		05/15/19		15,574	15,535,065
KB Home, Gtd. Notes(c)	7.000%		12/15/21		750	757,500
Lennar Corp., Gtd. Notes(c)	4.500%		06/15/19		4,200	4,336,500
Lennar Corp., Gtd. Notes(c)	4.500%		11/15/19		8,125	8,419,531
Lennar Corp., Gtd. Notes	4.750%		04/01/21		2,600	2,658,500
Lennar Corp., Gtd. Notes	6.950%		06/01/18		125	134,688
M/I Homes, Inc., Gtd. Notes	6.750%		01/15/21		4,850	4,874,250
Meritage Homes Corp., Gtd. Notes	4.500%		03/01/18		2,250	2,295,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(c)	5.250%		04/15/21		2,225	2,230,562
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18		500	518,750
TRI Pointe Group, Inc., Gtd. Notes	4.875%		07/01/21		6,375	6,382,969
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21		15,750	15,789,375
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19		1,227	1,211,663

William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	5,875	6,110,000

				123,492,081

Internet — 0.7%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	10,486	11,324,880
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	2,500	2,546,875

				13,871,755

Iron/Steel — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	7,542	7,871,962
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	4,000	4,710,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A(c)	6.500%	05/15/21	5,410	5,558,775
United States Steel Corp., Sr. Sec’d. Notes, 144A(c)	8.375%	07/01/21	4,545	4,692,713

				22,833,450

Leisure Time — 0.9%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(c)	4.625%	11/15/20	3,225	3,289,500
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(c)	5.250%	11/15/19	7,200	7,344,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(c)	7.250%	03/15/18	2,000	2,170,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $3,529,688; purchased 04/19/16)(d)(e)	8.500%	10/15/22	3,750	3,337,500

				16,141,000

Lodging — 3.2%
Boyd Gaming Corp., Gtd. Notes(c)	9.000%	07/01/20	2,550	2,674,313
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	2,235	2,318,813
Hilton Worldwide Finance LLC, Gtd. Notes(c)	5.625%	10/15/21	2,250	2,330,118
MGM Resorts International, Gtd. Notes(c)	6.625%	12/15/21	3,600	3,883,500
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	2,500	2,720,000
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	11,070	11,415,937
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	13,481	15,267,232
Station Casinos LLC, Gtd. Notes(c)	7.500%	03/01/21	11,950	12,577,375
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $7,586,443; purchased 03/14/16-04/01/16)(d)(e)	6.375%	06/01/21	7,812	7,733,880

				60,921,168

Machinery-Construction & Mining — 0.3%
Terex Corp., Gtd. Notes(c)	6.000%	05/15/21	2,230	2,204,913
Terex Corp., Gtd. Notes	6.500%	04/01/20	2,650	2,636,750

				4,841,663

Machinery-Diversified — 0.9%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes(c)	7.875%	12/01/17	2,570	2,749,900
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $6,750,000; purchased 03/21/14-02/26/16)(c)(d)(e)	8.750%	12/15/19	7,000	6,912,500
CNH Industrial Capital LLC, Gtd. Notes(c)	4.875%	04/01/21	3,925	3,925,000
SPX FLOW, Inc., Gtd. Notes	6.875%	09/01/17	3,431	3,572,529

				17,159,929

Media — 8.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes(c)	7.750%	04/15/18	8,370	8,914,050
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	20,492	21,798,365
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	6.625%	01/31/22	16,872	17,901,192

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	10,140	9,683,700
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	11,542	11,749,871
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series A(c)	7.625%	03/15/20	525	483,000
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20	1,340	1,371,825
CSC Holdings LLC, Sr. Unsec’d. Notes(c)	7.625%	07/15/18	632	685,720
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,750	1,894,375
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	5,195	5,324,875
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	3,000	3,071,250
DISH DBS Corp., Gtd. Notes(c)	5.125%	05/01/20	7,675	7,780,531
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	5,509	6,080,559
Entercom Radio LLC, Gtd. Notes(c)	10.500%	12/01/19	9,282	9,815,715
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	2,000	2,060,000
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	7.250%	02/15/22	3,145	3,325,838
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%	08/01/21	3,025	3,130,875
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	3,590	3,715,650
Sinclair Television Group, Inc., Gtd. Notes(c)	6.375%	11/01/21	2,854	3,010,970
Univision Communications, Inc., Gtd. Notes, 144A (original cost $9,295,565; purchased 09/08/15-05/31/16)(c)(d)(e)	8.500%	05/15/21	8,944	9,346,480
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $14,858,600; purchased 04/29/16-05/09/16)(c)(d)(e)	6.750%	09/15/22	13,965	14,820,356
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	18,935	19,929,193
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	01/15/22	720	759,600

				166,653,990

Mining — 3.0%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	487,500
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19	1,800	1,930,500
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	07/15/18	4,000	4,320,000
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	5,180	5,050,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	7,250	7,376,875
New Gold, Inc. (Canada), Gtd. Notes, 144A(c)	7.000%	04/15/20	3,250	3,262,188
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	13,425	12,854,437
Teck Resources Ltd. (Canada), Gtd. Notes(c)	3.150%	01/15/17	9,503	9,601,926
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	7,100	7,313,000
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%	06/01/21	4,800	4,896,000

				57,092,926

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	4.750%	04/15/19	6,650	6,300,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	7.500%	03/15/18	1,586	1,617,720
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	13,597	13,953,921

				21,872,516

Oil & Gas — 0.8%
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	1,600	1,588,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(c)	6.250%	04/15/21	9,000	9,000,000
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	2,447	2,208,417

WPX Energy, Inc., Sr. Unsec’d. Notes(c)	7.500%	08/01/20		2,850	2,793,000

					15,589,417

Oil & Gas Services — 0.2%
PHI, Inc., Gtd. Notes	5.250%	03/15/19		650	583,375
SESI LLC, Gtd. Notes	6.375%	05/01/19		4,050	3,776,625

					4,360,000

Packaging & Containers — 4.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19		12,534	12,784,680
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(c)	9.125%	10/15/20		500	524,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		1,400	1,417,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.750%	01/31/21		3,700	3,727,750
Ball Corp., Gtd. Notes	3.500%	12/15/20	EUR	1,450	1,737,690
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc. (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17		4,000	4,000,000
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19		2,200	2,156,000
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17		4,262	4,389,860
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		18,460	20,652,125
Owens-Illinois, Inc., Gtd. Notes(c)	7.800%	05/15/18		4,829	5,263,610
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%	08/15/19		7,200	6,678,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,964,954; purchased 11/04/15-05/31/16)(d)(e)	6.500%	10/01/21		8,977	9,212,646
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.000%	04/15/19		4,498	4,587,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(c)	9.875%	08/15/19		11,315	11,753,456
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20		2,365	2,696,100

					91,581,377

Pharmaceuticals — 1.5%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(c)	7.000%	05/15/19		5,443	5,463,411
NBTY, Inc., Sr. Unsec’d. Notes, 144A(c)	7.625%	05/15/21		6,900	7,038,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A(c)	6.375%	10/15/20		2,300	2,047,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.375%	03/15/20		7,925	6,993,812
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.750%	08/15/18		891	870,953
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	7.500%	07/15/21		6,150	5,565,750

					27,978,926

Pipelines — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,247,125; purchased 01/10/13-05/26/15)(c)(d)(e)	6.000%	01/15/19		3,100	3,216,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		3,475	3,587,938

					6,804,188

Real Estate — 0.4%
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000%	12/16/20	GBP	3,150	4,750,275

Realogy Group LLC/Realogy Co-issuer Corp., Gtd. Notes, 144A(c)	5.250%	12/01/21		2,900	3,001,500

					7,751,775

Real Estate Investment Trusts (REITs) — 0.8%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		11,675	12,258,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22		2,650	2,776,166

					15,034,916

Retail — 3.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(c)	6.750%	05/20/20		1,000	1,033,750
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		8,630	5,307,450
Dollar Tree, Inc., Gtd. Notes, 144A(c)	5.250%	03/01/20		1,175	1,224,938
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		2,950	2,876,250
GameStop Corp., Gtd. Notes, 144A(c)	6.750%	03/15/21		5,325	5,205,187
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,126,438; purchased 12/10/13-01/03/14)(c)(d)(e)	9.250%	06/15/21		1,075	1,083,063
L Brands, Inc., Gtd. Notes(c)	6.625%	04/01/21		2,500	2,784,375
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,195	2,551,687
Landry’s, Inc., Gtd. Notes, 144A (original cost $24,309,169; purchased 05/27/14-05/10/16)(d)(e)	9.375%	05/01/20		22,650	23,782,500
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000%	10/15/21		8,140	6,145,700
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(c)	5.750%	06/01/22		3,000	3,120,000
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	6,000	7,084,761
Yum! Brands, Inc., Sr. Unsec’d. Notes(c)	3.875%	11/01/20		5,700	5,707,125

					67,906,786

Semiconductors — 2.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		13,290	14,096,703
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(c)	3.750%	06/01/18		2,800	2,866,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(c)	4.125%	06/01/21		10,145	10,221,087
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		18,300	19,054,875

					46,239,165

Software — 3.0%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21		9,657	10,139,850
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%	12/31/19		17,000	18,020,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		7,740	8,146,350
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $11,865,710; purchased 08/11/15-02/03/16)(c)(d)(e)	5.750%	08/15/20		11,809	12,368,628
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		8,535	8,673,694

					57,348,522

Telecommunications — 6.6%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series Q	6.150%	09/15/19		613	642,884
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		7,600	8,037,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	6.625%	06/01/20		21,787	22,522,311
CommScope, Inc., Sr. Sec’d. Notes, 144A(c)	4.375%	06/15/20		6,605	6,803,150
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	8.125%	10/01/18		1,150	1,247,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	7.250%	04/01/19		5,032	3,748,840

Interoute Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.375%		10/15/20	EUR	2,500	3,004,528
Level 3 Financing, Inc., Gtd. Notes	6.125%		01/15/21		14,258	14,899,610
Sprint Communications, Inc., Gtd. Notes, 144A(c)	9.000%		11/15/18		4,310	4,584,763
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)	8.375%		08/15/17		9,192	9,456,270
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19		6,750	6,863,906
T-Mobile USA, Inc., Gtd. Notes	6.542%		04/28/20		2,475	2,556,923
T-Mobile USA, Inc., Gtd. Notes(c)	6.625%		11/15/20		1,000	1,032,700
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		400	406,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18		1,470	1,598,625
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(c)	6.000%		05/15/17		16,775	16,775,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,000	1,098,750
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	3.751	%(a)	07/15/20	EUR	2,000	2,164,093
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%		04/30/20		6,275	6,447,562
Windstream Services LLC, Gtd. Notes	7.875%		11/01/17		10,422	10,982,182

						124,872,847

Textiles — 0.2%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%		06/01/21		4,150	4,201,875

Transportation — 0.4%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(c)	7.875%		09/01/19		7,425	7,722,000

TOTAL CORPORATE BONDS (cost $1,722,916,937)						1,708,197,696

TOTAL LONG-TERM INVESTMENTS (cost $1,807,937,956)						1,791,703,682

SHORT-TERM INVESTMENT — 22.9%

				Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $431,495,239; includes $329,139,535 of cash collateral for securities on loan)(f)(g)					431,495,239	431,495,239

TOTAL INVESTMENTS — 117.8% (cost $2,239,433,195)(h)						2,223,198,921
Liabilities in excess of other assets(i) — (17.8)%						(335,251,527)

NET ASSETS — 100.0%						$1,887,947,394

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,624,364 and 0.1% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $322,276,184; cash collateral of $329,139,535 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $133,155,884. The aggregate value of $131,518,410, is approximately 7.0% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation were as follows:

Tax Basis	$2,263,883,709

Appreciation	10,918,258
Depreciation	(51,603,046)

Net Unrealized Depreciation	$(40,684,788)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at May 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
64	2 Year U.S. Treasury Notes	Sep. 2016	$13,938,767	$13,946,000	$7,233
165	5 Year U.S. Treasury Notes	Sep. 2016	19,836,988	19,819,336	(17,652)
303	10 Year U.S. Treasury Notes	Sep. 2016	39,218,673	39,295,312	76,639

					$66,220

Cash of $900,000 has been segregated with JPMorgan Chase to cover requirements for open contracts at May 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2016.

Forward foreign currency exchange contracts outstanding at May 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 06/02/16	Goldman Sachs & Co.	GBP	13,677	$20,128,440	$19,808,702	$(319,738)
Euro,
Expiring 06/02/16	Goldman Sachs & Co.	EUR	23,141	25,793,843	25,747,887	(45,956)

				$45,922,283	$45,556,589	$(365,694)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 06/02/16	Goldman Sachs & Co.	GBP	13,677	$19,947,633	$19,808,702	$138,931
Expiring 07/05/16	Goldman Sachs & Co.	GBP	13,677	20,132,132	19,814,059	318,073
Euro,
Expiring 06/02/16	Goldman Sachs & Co.	EUR	23,141	26,193,954	25,747,887	446,067
Expiring 07/05/16	Goldman Sachs & Co.	EUR	23,141	25,823,695	25,781,930	41,765

				$92,097,414	$91,152,578	$944,836

						$579,142

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$81,128,050	$2,377,936
Corporate Bonds	—	1,707,951,268	246,428
Affiliated Mutual Fund	431,495,239	—	—
Other Financial Instruments*
Futures Contracts	66,220	—	—
OTC Forward Foreign Currency Exchange Contracts	—	579,142	—

Total	$431,561,459	$1,789,658,460	$2,624,364

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date      July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date      July 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Accounting Officer

Date      July 18, 2016

*	Print the name and title of each signing officer under his or her signature.